Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables [abstract]
TRADE AND OTHER RECEIVABLES

11. TRADE AND OTHER RECEIVABLES

As at December 31,	2022	2021
Trade receivables	$34,152	$100,758
Less: Allowance for doubtful accounts	(4,901)	(5,216)
Net trade receivables	29,251	95,542
Deferred receivables	5,038	5,554
Government grant receivable (Note 28)	2,457	17,626
Other receivables	4,502	3,976
Trade and other receivables	$41,248	$122,698

Allowance for doubtful accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2022	2021
Allowance for doubtful accounts, beginning of year	$5,216	$7,257
Provisions (reversals) for impaired receivables	2,339	(1,914)
Receivables written off	(2,924)	(13)
Impact of foreign exchange	270	(114)
Allowance for doubtful accounts, end of year	$4,901	$5,216